COMMAND Money Fund
			COMMAND Government Fund
			COMMAND Tax-Free Fund
			Dryden Municipal Series Fund
			Dryden California Municipal Fund

_______________________________________________________________________

			Supplement dated August 13, 2004


	Effective September 10, 2004, each of the Funds listed below will no longer accept orders to purchase or exchange into its shares of any class.



Name of Fund							Prospectus  Date

COMMAND Money Fund						August 27, 2003
COMMAND Government Fund						August 27, 2003
COMMAND Tax-Free Fund						August 27, 2003
Dryden Municipal Series Fund					October 31, 2003
	New York Money Market Series
	New Jersey Money Market Series
Dryden California Municipal Fund				October 31, 2003
	California Money Market Series

















MF2004C4